Income taxes - Unrecognized deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unrecognized deferred tax assets
Unrecognized deferred tax assets	$ 268.0	$ 392.4
Tax loss carry forwards
Unrecognized deferred tax assets
Unrecognized deferred tax assets	177.6	254.1
Other items
Unrecognized deferred tax assets
Unrecognized deferred tax assets	$ 90.4	$ 138.3